General and administrative - Disclosure of expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 5,439	$ 2,786
General and administrative expenses, excluding the below items [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	1,591	1,621
Salaries, fees and short-term benefits [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	2,423	1,949
Change in fair value of deferred share units [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	1,134	(1,064)
Share-based compensation [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 291	$ 280